Discontinued Operations - Summary of Earnings from Discontinued Operations (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Discontinued operations [member]
Income loss from continuing and discontinued operations [line items]
Deferred tax (benefit) charge	$ (32)	$ 812